Deferred Income Tax Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Restructuring liability	24	16
Amount related to tax losses carried forward	322	377
Liabilities carrying value in excess of tax basis	295	327
Future environmental remediation costs	31	34
Tax credits carried forward including minimum tax	122	116
Other	71	57
Total deferred income tax assets	865	927
Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,676	2,608
Other long-term assets carrying value in excess of tax basis	7	18
Other	20	19
Total deferred income tax liabilities	2,703	2,645
Total net deferred income tax liabilities	1,838	1,718
Current deferred income tax assets	254	101
Long-term deferred income tax liabilities	2,092	1,819